INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Deferred tax asset change in valuation allowance	$ 1,158,381	$ 1,021,331
Effective income tax rate percentage	100.00%